BANK LOANS (Details - Bank loans) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Carrying amount		$ 1,581	$ 322
Secured Fixed Rate Bank Loan [Member]
Debt Instrument [Line Items]
Currency	[1]	SGD	SGD
Period	[1]	2026	2026
Effective interest rate	[1]	4.50%	4.50%
Carrying amount	[1]	$ 59	$ 111
Secured Fixed Rate Bank Loan 1 [Member]
Debt Instrument [Line Items]
Currency	[1]	SGD	SGD
Period	[1]	2027	2027
Effective interest rate	[1]	4.50%	4.50%
Carrying amount	[1]	$ 36	$ 66
Secured Fixed Rate Bank Loan 2 [Member]
Debt Instrument [Line Items]
Currency	[1]	SGD	SGD
Period	[1]	2026	2026
Effective interest rate	[1]	4.50%	4.50%
Carrying amount	[1]	$ 12	$ 145
Secured Floating Rate Short Term Borrowings [Member]
Debt Instrument [Line Items]
Currency	[2]	USD
Period	[2]	2026
Effective interest rate	[2]	6.50%
Carrying amount	[2]	$ 1,474

[1]	Mr. Tan Choo Kiat, spouse of the Company’s director, Ms. Li Peng Leck, provided unlimited personal guarantee for the loans.
[2]	Trade financing facilities from banks were granted to the Company, which was disclosed in Note 15. As of December 31, 2025, US$1,474,325 of the trade financing facilities have been utilized. The trade facilities were paid to the suppliers by the bank directly at the Company’s instruction and the Company reports operating cash outflows and financing cash inflows on the consolidated statements of cash flows to depict the substance of these transactions.